OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 9.6%
	FIXED INCOME - 9.6%
116,300	First Trust Municipal High Income ETF	$ 5,639,387
178,400	Franklin Dynamic Municipal Bond ETF	4,490,328
123,100	Invesco National AMT-Free Municipal Bond ETF	2,895,312
	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,700,023)	13,025,027

	OPEN END FUNDS — 90.2%
	FIXED INCOME - 90.2%
805	Allspring California Tax-Free Fund, Institutional Class	8,463
2,995,108	Allspring Municipal Bond Fund, Institutional Class	29,232,257
2,146	American Century High-Yield Municipal Fund, Class I	18,952
1,562,576	American High-Income Municipal Bond Fund, Class I	24,266,813
9,459	BlackRock National Municipal Fund, Institutional Class	94,965
3,880	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	40,781
3,967	City National Rochdale Municipal High Income Fund, Service Class	37,209
5,554	First Eagle Funds - First Eagle High Income Fund, Class I	45,264
4,666	Northern Intermediate Tax-Exempt Fund, Class I	46,244
1,187	Nuveen California High Yield Municipal Bond Fund, Class I	9,434
2,353	Nuveen California Municipal Bond Fund, Class I	23,672
2,069,461	Nuveen High Yield Municipal Bond Fund, Class I	30,048,574
889	Nuveen Intermediate Duration Municipal Bond Fund, Class I	7,917
841	Nuveen Limited Term Municipal Bond Fund, Class I	9,221
43,477	Nuveen Short Duration High Yield Municipal Bond, Class I	411,289
3,124,324	PIMCO High Yield Municipal Bond Fund, Institutional Class	26,463,021
1,030	Putnam Strategic Intermediate Municipal Fund, Class Y	14,681
1,200,337	Russell Tax Exempt High Yield Bond Fund, Class S	11,787,309
	TOTAL OPEN END FUNDS (Cost $119,993,812)	122,566,066

OCEAN PARK TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
8,957	BlackRock Liquidity Funds MuniCash, Institutional Class, 2.42%(a)(b)	$ 8,958
424,483	First American Government Obligations Fund, Class U, 3.59%(a)	424,483
	TOTAL MONEY MARKET FUNDS (Cost $433,441)	433,441

	TOTAL INVESTMENTS - 100.1% (Cost $133,127,276)	$ 136,024,534
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(150,855)
	NET ASSETS - 100.0%	$ 135,873,679

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(b)	Floating Net Asset Value